Long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about long-term debt [Table Text Block]
	December 31, 2017	December 31, 2016
	$	$
Gross proceeds	150,000	150,000
Accrued interest	13,894	13,894
Loan obligation	163,894	163,894

Deferred financing costs	(16,475)	(16,475)
Interest and withholding taxes paid	(33,197)	(19,825)
Loan accretion	44,105	27,378

Total debt	158,328	154,972

Current portion of debt	36,451	469
Non-current portion of debt	121,877	154,503